CONVERTIBLE DEBENTURES - Liability component of the convertible debentures (Details)	3 Months Ended		5 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 CAD ($)
CREDIT FACILITIES
Initial Tranche, May 1, 2025		$ 35,749,657
Liability component					$ 46,982,345
Accretion		611,174			1,489,471
Conversions		(1,259,276)			(13,247,404)
Revaluation		(197,633)			525,245
Ending balance		34,903,922		$ 35,749,657	35,749,657
First Private Placement
CREDIT FACILITIES
Initial Tranche, May 1, 2025		19,398,580
Liability component					18,034,396
Accretion		560,724			1,364,184
Ending balance		19,959,304		19,398,580	19,398,580
Second Private Placement
CREDIT FACILITIES
Initial Tranche, May 1, 2025		1,873,236
Liability component					1,747,949
Accretion		50,450			125,287
Ending balance		1,923,686		1,873,236	1,873,236
ATW Financing
CREDIT FACILITIES
Initial Tranche, May 1, 2025	$ 10,400,000	14,477,841	$ 20,000,000	27,200,000
Liability component					27,200,000
Conversions	(900,000)	(1,259,276)	(9,600,000)	(13,247,404)	(13,247,404)
Revaluation		(197,633)		525,245	525,245
Ending balance	$ 9,500,000	$ 13,020,932	$ 10,400,000	$ 14,477,841	$ 14,477,841